SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Revenues from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenues	$ 11,770	$ 16,475
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	2,926	4,225
Electronic Monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	6,019	7,110
Treatment Programs [Member]
Revenue from External Customer [Line Items]
Revenues	1,640	2,731
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,185	$ 2,409